NOTE RECEIVABLE (Details Narrative) - USD ($)				1 Months Ended
	Mar. 06, 2018	Apr. 14, 2017	Oct. 10, 2016	Nov. 26, 2019	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock par value						$ 0.00001	$ 0.00001
Common stock, shares outstanding		146,803,392				786,308,041	763,967,603
Investment
Allowance for doubtful account						$ 1,500,000	$ 1,500,000
Branded Legacy [Member]
Investment								$ 1,648
Stockholders [Member]
Common stock dividends, shares		53,196,608
First Exchange Agreement [Member] | Branded Legacy [Member]
Remaining investment, shares	146,803,392
Shares held by company	2,746,723
Preferred stock, shares converted	164,803,380
Second Exchange Agreement [Member] | Branded Legacy [Member]
Remaining investment, shares				2,746,723
Debt instrument, principal amount				$ 1,500,000
Elev8 Hemp [Member]
Ownership percentage					100.00%
Restricted shares issued for acquisition, shares					5,000,000
Restricted shares issued for acquisition, amount					$ 50,000
Purchase price					$ 50,000
Elev8 Hemp [Member] | Membership Interest Purchase Agreement [Member]
Ownership percentage			100.00%
Business acquisition, shares issued			200,000,000
Common stock par value			$ 0.00001